Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

January 28, 2011

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 84 to the Registration Statement under the Securities Act of 1933 and Amendment No. 86 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 84 to the Registration Statement under the 1933 Act and Amendment No. 86 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Amendment is being filed for the purpose of adding: (i) revised disclosure with respect to the AST Aggressive Asset Allocation Portfolio (the AST Aggressive Portfolio) and (ii) the AST BlackRock Global Strategies Portfolio (the AST BlackRock Portfolio) and the AST Quantitative Modeling Portfolio (the AST Quantitative Portfolio and, together with the AST BlackRock Portfolio, the New Portfolios) as two new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., April 13, 2011).

Revised Disclosure With Respect to AST Aggressive Portfolio. The Board of Trustees of the Registrant (the Board), including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act (collectively, the Independent Trustees) recently approved an increase in the investment management fee rate to be paid to the Investment Managers (as defined in the Amendment) by the AST Aggressive Portfolio. Subject to receipt of the required shareholder approval, the contractual investment management fee rate for the AST Aggressive Portfolio would increase from 0.15% to 1.00% of that Portfolio’s average daily net assets. The Investment Managers proposed the above-referenced increase in the investment management fee rate in order to be able to retain Wellington Management Company, LLP (Wellington Management) as the subadviser for that Portfolio. Such subadvisory arrangements are expected to become effective on or about the close of business on April 29, 2011. In connection therewith, also on or about the close of business on April 29, 2011: (i) the Investment Managers will terminate Quantitative Management Associates, LLC as the subadviser for the AST Aggressive Portfolio; (ii) Wellington Management will begin to implement a new asset allocation strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST Aggressive Asset Allocation Portfolio to the AST Wellington Management Hedged Equity Portfolio (the AST Wellington Management Portfolio); and (iv) certain changes to that Portfolio’s investment objective, performance benchmark, and non-fundamental investment policies will become effective. As part of these changes, the Portfolio would no longer operate as a “fund-of-funds” but would instead invest primarily in equity securities and equity index options.

A preliminary proxy statement that addresses the proposed investment management fee increase and the other changes described above was filed with the Commission on January 21, 2011. It is expected that the definitive proxy statement will be filed with the Commission early next week. It is further expected that definitive proxy materials will be distributed to the beneficial shareholders of the AST Aggressive Portfolio by early February 2011 for use in connection with a special shareholders’ meeting currently scheduled to be held March 25, 2011. The disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST Aggressive Portfolio is presented in the form of a supplement to the Trust’s current prospectus and current statement of additional information, each dated May 1, 2010. Assuming receipt of the required shareholder approval for the proposed increased investment management fee rate for the AST Wellington Management Portfolio, the Trust expects to distribute the supplements with respect to that Portfolio from the effective date of the Amendment through April 30, 2009. Such disclosure would then be included in the Trust’s updated prospectus and statement of additional information effective May 1, 2011.

New Portfolios. The Registrant expects that the New Portfolios will commence operations as of May 2, 2011. On January 19, 2011, the Registrant filed a Registration Statement on Form N-14 pursuant to Rule 488 under the 1933 Act (the N-14 Registration Statement) relating to the proposed reorganization of the SP Growth Asset Allocation Portfolio of The Prudential Series Fund (the Growth Portfolio) into the AST BlackRock Portfolio. The Registrant proposed that the N-14 Registration Statement become effective on February 18, 2011. In summary, the N-14 Registration Statement will register the shares of beneficial interest of the AST BlackRock Portfolio that are issued in connection with the proposed reorganization of the Growth Portfolio into the AST BlackRock Portfolio while the Amendment seeks to register shares of beneficial interest of the AST BlackRock Portfolio that will be issued in the ordinary course of business after completion of such reorganization transaction. The disclosure relating to the New Portfolios will ultimately be included in the Trust’s updated prospectus and statement of additional information effective May 1, 2011.

Summary. Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST Aggressive Portfolio, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2010 and December 31, 2010 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2010 and December 31, 2010 (the Current Statements of Additional Information). The Current Prospectuses and Current Statement of Additional Information remain unchanged except as described herein.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz
             John P. Schwartz
                Assistant Secretary